Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accumulated other comprehensive income [Roll Forward]
Accumulated other comprehensive income (loss)	$ (1,617)	$ (575)	$ (189)
Foreign currency translation
Accumulated other comprehensive income [Roll Forward]
Foreign currency translation, beginning	171	504	466
Other comprehensive income (loss)	(793)	(341)	38
Purchase of noncontrolling interest	0	8	0
Foreign currency translation, ending	(622)	171	504
Pension and postretirement
Accumulated other comprehensive income [Roll Forward]
Pension and post retirement, beginning	(746)	(692)	(1,213)
Actuarial gains (losses) deferred during the period	(315)	(152)	375
Amortization of deferred actuarial losses into earnings	109	98	146
Pension and post retirement, ending	(952)	(746)	(692)
Cash flow hedges
Accumulated other comprehensive income [Roll Forward]
Cash flow hedges, beginning	0	(1)	16
Gains (Losses) deferred during the period	(66)	(1)	(11)
Reclassifications of realized (gains) losses to sales and cost of sales	23	2	(6)
Cash flow hedges, ending	$ (43)	$ 0	$ (1)